SCHEDULE OF CONTRACT ASSETS (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Contract Assetsliabilities
Revenue recognized to date	$ 673,535	$ 54,113	$ 85,469
Less: progress billings to date	(451,063)	(45,659)	(40,011)
Exchange difference	(1,738)	12	(3)
Contract assets	220,734	8,466	45,455
Contract assets, current	$ 220,734	$ 8,466	$ 45,455